FINANCIAL INFORMATION OF PARENT COMPANY - Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
Selling and marketing	$ (1,411)	$ (1,978)	$ (2,533)
General and administrative	(5,752)	(8,533)	(9,807)
Total operating expenses	(11,724)	(10,876)	(13,064)
Other (loss) income, net	5,366	581	9,120
Parent Company | Reportable Legal Entities
Operating expenses
Selling and marketing	0	0	0
General and administrative	(1,231)	(566)	(250)
Total operating expenses	(1,231)	(566)	(250)
Other (loss) income, net	41	(11)	(32)
Investment income (loss) in subsidiaries	(12,145)	(16,758)	7,809
Net income (loss) attributable to holders of ordinary shares	$ (13,335)	$ (17,335)	$ 7,527